                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                            811-07420

Exact name of registrant as specified in charter:              Delaware Investments Minnesota Municipal
                                                               Income Fund II, Inc.

Address of principal executive offices:                        2005 Market Street
                                                               Philadelphia, PA 19103

Name and address of agent for service:                         Richelle S. Maestro, Esq.
                                                               2005 Market Street
                                                               Philadelphia, PA 19103

Registrant's telephone number, including area code:            (800) 523-1918

Date of fiscal year end:                                       March 31

Date of reporting period:                                      June 30, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                      PRINCIPAL          MARKET
                                                                                                       AMOUNT             VALUE
MUNICIPAL BONDS - 152.15%
Airport Revenue Bonds - 11.74%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
   Series A 5.00% 1/1/22 (MBIA)                                                                       $2,000,000         $2,133,200
   Series A 5.00% 1/1/28 (MBIA)                                                                        1,370,000          1,452,118
   Series A 5.00% 1/1/30 (AMBAC)                                                                       1,450,000          1,492,964
   Series A 5.00% 1/1/35 (AMBAC)                                                                       2,000,000          2,129,960
   Series A 5.25% 1/1/16 (MBIA)                                                                        1,000,000          1,106,600
   Series B 5.25% 1/1/24 (FGIC) (AMT)                                                                  1,000,000          1,050,360
   Series C 5.25% 1/1/32(FGIC)                                                                         3,500,000          3,744,474
                                                                                                                         ----------
                                                                                                                         13,109,676
                                                                                                                         ----------
City General Obligation Bonds - 3.81%
Metropolitan Council Minnesota (Minneapolis/St. Paul Metropolitan Area)
   Series C 5.00% 2/1/22                                                                                 500,000            533,815
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                  2,000,000          2,131,340
Willmar (Rice Memorial Hospital Project) 5.00% 2/1/32 (FSA)                                            1,500,000          1,586,700
                                                                                                                         ----------
                                                                                                                          4,251,855
                                                                                                                         ----------
Corporate Backed Revenue Bonds - 4.09%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                               4,500,000          4,569,885
                                                                                                                         ----------
                                                                                                                          4,569,885
                                                                                                                         ----------
Escrowed to Maturity Bonds - 14.91%
Dakota & Washington Counties Housing & Redevelopment Authority Bloomington Single
   Family Residential Mortgage Revenue 8.375% 9/1/21(GNMA) (FHA) (VA) (AMT)                            5,500,000          8,262,430
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project)
   5.55% 11/1/23                                                                                       2,300,000          2,316,951
   5.55% 11/1/23 (MBIA)                                                                                4,200,000          4,230,954
Western Minnesota Municipal Power Agency Series A 6.625% 1/1/16                                        1,535,000          1,840,849
                                                                                                                         ----------
                                                                                                                         16,651,184
                                                                                                                         ----------
Higher Education Revenue Bonds - 11.11%
Minnesota State Higher Education Facilities Authority
   (College of St. Benedict) Series 5-W 5.00% 3/1/20                                                   1,000,000          1,051,600
   (St. Mary's University) Series 5-U 4.80% 10/1/23                                                    1,400,000          1,431,402
   (St. Thomas University) Series 4-A1 5.625% 10/1/21                                                  1,000,000          1,028,250
   (St. Thomas University) Series 5-Y
       5.00% 10/1/24                                                                                   1,000,000          1,057,600
       5.25% 10/1/34                                                                                   1,500,000          1,617,240
   (St. Catherine College) Series 5-N1 5.375% 10/1/32                                                  1,500,000          1,597,050
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation
   Project) 5.00% 5/1/23                                                                               1,000,000          1,058,320
University of Minnesota Series A 5.50% 7/1/21                                                          3,000,000          3,557,550
                                                                                                                         ----------
                                                                                                                         12,399,012
                                                                                                                         ----------
Hospital Revenue Bonds - 15.76%
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
   Health System - St. Mary's Hospital) 5.25% 2/15/33                                                  5,000,000          5,256,199
Minneapolis Health Care System Revenue
   (Allina Health Systems) Series A 5.75% 11/15/32                                                     1,000,000          1,080,590
   (Fairview Health Services)
   5.00% 11/15/30 (AMBAC)                                                                              1,500,000          1,606,530
   5.00% 11/15/34 (AMBAC)                                                                              2,500,000          2,671,025
Minnesota Agricultural & Economic Developing Board Revenue
   (Fairview Health Care Systems) Series A
   5.75% 11/15/26 (MBIA)                                                                                 100,000            107,568
   6.375% 11/15/29                                                                                       100,000            110,329
Rochester Health Care Facilities Revenue (Mayo Foundation) Series B 5.50%
   11/15/27                                                                                            3,365,000          3,587,393
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
   Series B 5.25% 7/1/30                                                                               1,250,000          1,317,825
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Regions
   Hospital Project) 5.30% 5/15/28                                                                       300,000            307,326
Waconia Health Care Facilities Revenue (Ridgeview Medical Center Project) Series A
   6.10% 1/1/19 (RADIAN)                                                                               1,405,000          1,551,963
                                                                                                                         ----------
                                                                                                                         17,596,748
                                                                                                                         ----------
Miscellaneous Revenue Bonds - 3.74%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                    2,400,000          2,549,016
Minneapolis Community Development Agency (Supported Development Revenue
   Limited Tax Common Bond Fund)
   Series 5 5.70% 12/1/27                                                                                375,000            384,173
   Series G1 5.70% 12/1/19                                                                             1,100,000          1,246,685
                                                                                                                         ----------
                                                                                                                          4,179,874
                                                                                                                         ----------

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
Multifamily Housing Revenue Bonds - 7.85%
Chanhassen Multifamily Housing Revenue (Heritage Park Project Section 8)
   6.20% 7/1/30 (FHA) (AMT)                                                                            1,105,000          1,146,979
Harmony Multifamily Housing Revenue Refunding Section 8 (Zedakah Foundation
   Project) Series A 5.95% 9/1/20                                                                      1,000,000            850,800
Minneapolis Multifamily Housing Revenue
   (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                        1,000,000          1,035,070
   (Sumner Housing Project) Series A 5.15% 2/20/45 (GNMA) (AMT)                                        3,575,000          3,670,881
Minnesota State Housing Finance Agency
   Series A 5.00% 2/1/35 (AMT)                                                                         1,000,000          1,022,990
   Series D 5.95% 2/1/18 (MBIA)                                                                          155,000            158,201
Southeastern Minnesota Multi County Housing & Redevelopment Authority (Winona
   County) 5.35% 1/1/28                                                                                  870,000            879,344
                                                                                                                         ----------
                                                                                                                          8,764,265
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 11.15%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover
   Community Center) 5.20% 2/1/29                                                                      1,000,000          1,053,650
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund)
   5.50% 12/1/24 (AMT)                                                                                 1,000,000          1,075,650
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
   5.00% 12/1/22                                                                                       2,385,000          2,568,454
   5.25% 12/1/27                                                                                       2,650,000          2,859,880
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project)
   5.00% 12/1/27                                                                                       2,545,000          2,718,747
   Series 9 5.25% 12/1/27                                                                              2,000,000          2,166,400
                                                                                                                         ----------
                                                                                                                         12,442,781
                                                                                                                         ----------
Parking Revenue Bonds - 1.22%
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project)
   Series A 5.35% 8/1/29 (FSA)                                                                         1,250,000          1,359,963
                                                                                                                         ----------
                                                                                                                          1,359,963
                                                                                                                         ----------
Political Subdivision General Obligation Bonds - 7.65%
Dakota County Community Development Agency Governmental Housing Facilities
   Series A 5.00% 1/1/23                                                                               1,100,000          1,182,203
Hennepin County Series B 5.00% 12/1/18                                                                 1,000,000          1,087,070
Hennepin Regional Railroad Authority 5.00% 12/1/26                                                     3,500,000          3,668,035
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                      1,250,000          1,364,175
Washington County Housing & Redevelopment Authority Series B 5.50% 2/1/32 (MBIA)                       1,140,000          1,235,703
                                                                                                                         ----------
                                                                                                                          8,537,186
                                                                                                                         ----------
ss.Pre-Refunded Bonds - 23.49%
Hawley Independent School District #150 Series A 5.75% 2/1/17-06 (FSA)                                 1,000,000          1,017,580
Minnesota Health Care System Revenue (Fairview Health Services)
   Series A 5.625% 5/15/32-12                                                                          2,750,000          3,142,370
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care Systems)
   5.75% 11/15/26-07 (MBIA)                                                                            5,450,000          5,926,711
   Series A 6.375% 11/15/29-10                                                                         3,200,000          3,727,487
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care Systems
   (Children's Health Care) Series A 5.50% 8/15/25-05 (FSA)                                            1,400,000          1,433,124
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/27-12                                   1,250,000          1,387,263
Puerto Rico Electric Power Authority Power Revenue Series Z 5.25% 7/1/21-05                            1,500,000          1,500,120
Puerto Rico Highway & Transportation Authority Revenue Series Y 5.50% 7/1/26-06                        2,000,000          2,088,000
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                                          625,000            695,488
Rosemount Independent School District #196 Series A 5.70% 4/1/12-06                                    1,270,000          1,298,004
Southern Minnesota Municipal Power Agency Supply Revenue Series A
   5.75% 1/1/18-05                                                                                     3,715,000          4,003,432
                                                                                                                         ----------
                                                                                                                         26,219,579
                                                                                                                         ----------
Public Power Revenue Bonds - 13.91%
Minnesota State Municipal Power Agency Series A 5.00% 10/1/34                                          5,750,000          6,049,748
Rochester Electric Utility Revenue 5.25% 12/1/30 (AMBAC)                                                 450,000            486,477
&Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse Floater ROLs
   Series II-R-189 8.096% 1/1/15 (AMBAC)                                                               1,500,000          1,922,610
   Series II-R-189-3 8.096% 1/1/14 (AMBAC)                                                             3,000,000          3,782,940
Western Minnesota Municipal Power Agency Series A 5.00% 1/1/30 (MBIA)                                  3,100,000          3,283,768
                                                                                                                         ----------
                                                                                                                         15,525,543
                                                                                                                         ----------
School District General Obligation Bonds - 12.91%
Centennial Independent School District #012 Series A 5.00% 2/1/20 (FSA)                                  400,000            427,724
Elk River Independent School District #728 5.00% 2/1/16 (FGIC)                                         1,500,000          1,660,860
Farmington Independent School District #192
   5.00% 2/1/23 (FSA)                                                                                  1,080,000          1,157,458
   Series B 5.00% 2/1/27 (FSA)                                                                         1,000,000          1,077,700
Lakeville Independent School District #194-A 4.75% 2/1/22 (FSA)                                        2,000,000          2,088,600
Minneapolis Special School District #001 5.00% 2/1/19 (FSA)                                            1,000,000          1,084,930
Morris Independent School District #769 5.00% 2/1/28 (MBIA)                                            2,750,000          2,927,402
Mounds View Independent School District #621 5.00% 2/1/23 (FSA)                                        1,000,000          1,067,200
Princeton Independent School District #477 Series A 5.00% 2/1/24 (FSA)                                   500,000            540,090
St. Michael Independent School District #885
   5.00% 2/1/22 (FSA)                                                                                  1,500,000          1,603,965
   5.00% 2/1/24 (FSA)                                                                                    725,000            773,988
                                                                                                                         ----------
                                                                                                                         14,409,917
                                                                                                                         ----------

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
Single Family Housing Revenue Bonds - 2.46%
Minnesota State Housing Finance Agency Single Family Housing Series 1992-C2
   6.15% 7/1/23 (AMT)                                                                                    920,000            920,984
Minnesota State Housing Finance Agency Single Family Mortgage
   Series B 5.35% 1/1/33 (AMT)                                                                         1,140,000          1,180,231
   Series J 5.90% 7/1/28 (AMT)                                                                           620,000            647,144
                                                                                                                        -----------
                                                                                                                          2,748,359
                                                                                                                        -----------
State General Obligation Bonds - 4.32%
Minnesota State 5.00% 8/1/21                                                                           3,875,000          4,186,357
&Minnesota State, Inverse Floater ROLs 7.824% 11/1/17                                                    570,000            635,048
                                                                                                                        -----------
                                                                                                                          4,821,405
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 0.48%
Moorhead Economic Development Authority Tax Increment Series A 5.25% 2/1/25 (MBIA)                       500,000            539,555
                                                                                                                        -----------
                                                                                                                            539,555
                                                                                                                        -----------
Territorial General Obligation Bonds - 1.07%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               1,000,000          1,189,890
                                                                                                                        -----------
                                                                                                                          1,189,890
                                                                                                                        -----------
Territorial Revenue Bonds - 0.48%
Virgin Islands Public Finance Authority 5.25% 10/1/23                                                    500,000            539,675
                                                                                                                        -----------
                                                                                                                            539,675
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (cost $159,148,425)                                                                               169,856,352
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES - 152.15%
   (cost $159,148,425)                                                                                                  169,856,352


RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 1.59%                                                                   1,780,177

LIQUIDATION VALUE OF PREFERRED STOCK - (53.74%)                                                                         (60,000,000)
                                                                                                                       ------------

NET ASSETS APPLICABLE TO 7,252,200 SHARES OUTSTANDING - 100.00%                                                        $111,636,529
                                                                                                                       ------------

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of June 30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
VA - Insured by the Veterans Administration

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NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $159,167,589
Aggregate unrealized appreciation          10,839,167
Aggregate unrealized depreciation            (150,404)
                                         ------------
Net unrealized appreciation              $ 10,688,763
                                         ------------
3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund II, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 29, 2005

                                  CERTIFICATION


I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund II, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (e) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


     (f) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (g) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (h) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (c) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (d) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 29, 2005

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 29, 2005



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 29, 2005